Convertible Notes and Warrant Liability (Details) - Schedule of Warrants Outstanding - Warrants Outstanding [Member] - shares		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Series A [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning
Issued			36,114
Exercised			(36,114)
Modified	[1]
Balance at end
Purchase Agreement Amendment [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning		3,587
Issued			3,587
Exercised
Modified	[1]
Balance at end		3,587	3,587
August 2023 [Member]
Schedule of Warrants Outstanding [Line Items]
Balance at beginning		62,223
Issued			222,223
Exercised
Modified	[1]		(160,000)
Balance at end		62,223	62,223

[1]	During the year ended December 31, 2023, the Company and certain Investors of the August 2023 Warrants agreed to amend the terms of the original warrant agreements to remove the feature that precludes the warrants from being considered indexed to the Company’s own stock. As a result, these modified warrants were measured at fair value and reclassified to equity.